LEASE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Lease Liabilities
LEASE LIABILITIES

NOTE 10 – LEASE LIABILITIES

The Company determines whether a contract is, or contains, a lease at inception. Right-of-use assets represent the Company’s right to use an underlying asset during the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at lease commencement based upon the estimated present value of unpaid lease payments over the lease term. The Company leases its office and warehouse locations, and certain warehouse equipment. Leases with an initial term of 12 months or less are not included on the balance sheets.

Operating Leases

The Company leases approximately 4,500 square feet of corporate office and warehouse space located at 746 North Drive, Suite A, Melbourne, Florida 32934. The lease is for a five-year term and expires on May 31, 2023. The initial monthly base rent was approximately $3,994, plus state taxes. The monthly base rent increases annually by 3 percent.

The Company leases a 30,000 square foot warehouse and main distribution hub in Greer, South Carolina. The lease is for a 63-month term that commenced in May 2019 and expires on August 1, 2026. Beginning in April 2020, the Company’s monthly rent includes monthly base payments of $10,200, plus applicable monthly CAM fees (“Common Area Maintenance”). The monthly base rent increases annually by 2 percent.

The Company leases a 10,000 square foot building in Conway, South Carolina. The lease is for a 62-month period that commenced in October 2021 and expires in November 2026. The Company’s monthly rent is approximately $7,261 plus applicable monthly CAM fees (Common Area Maintenance). The monthly base rent increases annually by 1.5 percent. In October 2021, the Company recognized an operating lease right of use (“ROU”) asset and lease liability of $345,649, related to the Conway, South Carolina operating lease utilizing a present value rate of 10%. The Company no longer as of December 31, 2022, occupies this facility. Accordingly, the Company is attempting to sublease this building and the landlord is attempting to relet the building.

Finance Leases

On March 17, 2020, the Company entered into a lease agreement for equipment. The finance lease is for a 62-month term that commenced in April 2020 and expires in March 2025. The agreement includes monthly payments of $676.

During the three months ended March 31, 2023 and 2022, lease costs totaled $54,467 and $49,210, respectively.

Our ROU asset balance was $762,464 as of December 31, 2022. During the three months ended March 31, 2023, the Company recorded amortization of ROU assets of $54,467 related to its leases, resulting in an ROU asset balance of $707,997 as of March 31, 2023.

As of December 31, 2022, lease liabilities totaled $838,882, comprised of finance lease liabilities of $17,824 and operating lease liabilities of $821,058. During the three months ended March 31, 2023, the Company made payments of $1,939 against its finance lease liability and $56,411 against its operating lease liability. At March 31, 2023, lease liabilities totaled $780,532, of which the current portion of lease liabilities was $201,384, leaving a long-term lease liabilities balance of $579,148.

As of March 31, 2023, the weighted average remaining lease terms for operating lease and finance lease are 3.47 years and 2.00 years, respectively. As of March 31, 2023, the weighted average discount rate for operating lease is 10.00% and 2.09% for finance lease.

Future minimum lease payments under the leases are as follows:

Years Ending December 31,	Amount
2023 (remaining)	$203,848
2024	262,715
2025	261,083
2026	198,217
2027 and thereafter	-
Total payments	925,863
Less: Amount representing interest	(145,331)
Present value of net minimum lease payments	780,532
Less: Current portion	(201,384)
Non-current portion	$579,148

NOTE 11 – LEASE LIABILITIES

The Company determines whether a contract is, or contains, a lease at inception. Right-of-use assets represent the Company’s right to use an underlying asset during the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at lease commencement based upon the estimated present value of unpaid lease payments over the lease term. The Company leases its office and warehouse locations, and certain warehouse equipment. Leases with an initial term of 12 months or less are not included on the balance sheets.

Operating Leases

The Company leases approximately 4,500 square feet of corporate office and warehouse space located at 746 North Drive, Suite A, Melbourne, Florida 32934. The lease is for a five-year term and expires on May 31, 2023. The initial monthly base rent was approximately $3,994, plus state taxes. The monthly base rent increases annually by 3 percent.

The Company leases a 30,000 square foot warehouse and main distribution hub in Greer, South Carolina. The lease is for a 63-month term that commenced in May 2019 and expires on August 1, 2026. Beginning in April 2020, the Company’s monthly rent includes monthly base payments of $10,200, plus applicable monthly CAM fees (“Common Area Maintenance”). The monthly base rent increases annually by 2 percent.

The Company leases a 10,000 square foot building in Conway, South Carolina. The lease is for a 62-month period that commenced in October 2021 and expires in November 2026. The Company’s monthly rent is approximately $7,261 plus applicable monthly CAM fees (Common Area Maintenance). The monthly base rent increases annually by 1.5 percent. In October 2021, the Company recognized an operating lease right of use (“ROU”) asset and lease liability of $345,649, related to the Conway, South Carolina operating lease utilizing a present value rate of 10%.

Finance Leases

On March 17, 2020, the Company entered into a lease agreement for equipment. The finance lease is for a 62-month term that commenced in April 2020 and expires in March 2025. The agreement includes monthly payments of $676.

During the years ended December 31, 2022 and 2021, lease costs totaled $204,491 and $291,697, respectively.

Our ROU asset balance was $912,993 as of December 31, 2020. During the year ended December 31, 2021, the Company added $345,659 of operating leases and recorded amortization of ROU assets of $291,697 related to its leases, resulting in an ROU asset balance of $966,955 as of December 31, 2021. During the year ended December 31, 2022, the Company recorded amortization of ROU assets of $204,491 related to its leases, resulting in an ROU asset balance of $762,464 as of December 31, 2022.

As of December 31, 2020, lease liabilities totaled $912,993, comprised of finance lease liabilities of $32,980 and operating lease liabilities of $880,013. During the year ended December 31, 2021, the Company added $345,659 of operating leases, and made payments of $7,499 against its finance lease liability and $198,433 against its operating lease liability. As of December 31, 2021, lease liabilities totaled $1,052,720, comprised of finance lease liabilities of $25,481 and operating lease liabilities of $1,027,239. During the year ended December 31, 2022, the Company made payments of $7,657 against its finance lease liability and $206,181 against its operating lease liability. At December 31, 2022, the current portion of lease liabilities was $209,685, leaving a long-term lease liabilities balance of $629,197.

As of December 31, 2022, the weighted average remaining lease terms for operating lease and finance lease are 4.08 years and 2.25 years, respectively. As of December 31, 2022, the weighted average discount rate for operating lease is 10.00% and 2.09% for finance lease.

Future minimum lease payments under the leases are as follows:

Years Ending December 31,	Amount
2023	$282,347
2024	262,715
2025	261,083
2026	198,217
2027 and thereafter	-
Total payments	1,004,362
Less: Amount representing interest	(165,480)
Present value of net minimum lease payments	838,882
Less: Current portion	(209,685)
Non-current portion	$629,197